Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
2020 High Watermark Fund | 2020 High Watermark Fund | Class A
Risk/Return:
Trading Symbol	HWKAX
SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund | Class A
Risk/Return:
Trading Symbol	SUNAX
SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund | Class C
Risk/Return:
Trading Symbol	SUNCX
SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund | Class W
Risk/Return:
Trading Symbol	SUNWX
SunAmerica Global Trends Fund | SunAmerica Global Trends Fund | Class A Shares
Risk/Return:
Trading Symbol	GTFAX
SunAmerica Global Trends Fund | SunAmerica Global Trends Fund | Class C Shares
Risk/Return:
Trading Symbol	GTFCX
SunAmerica Global Trends Fund | SunAmerica Global Trends Fund | Class W Shares
Risk/Return:
Trading Symbol	GTFWX
SunAmerica Focused Alpha Growth Fund | SunAmerica Focused Alpha Growth Fund | Class A
Risk/Return:
Trading Symbol	FOCAX
SunAmerica Focused Alpha Growth Fund | SunAmerica Focused Alpha Growth Fund | Class C
Risk/Return:
Trading Symbol	FOCCX
SunAmerica Focused Alpha Growth Fund | SunAmerica Focused Alpha Growth Fund | Class W
Risk/Return:
Trading Symbol	FOCWX
SunAmerica Focused Alpha Large-Cap Fund | SunAmerica Focused Alpha Large-Cap Fund | Class A
Risk/Return:
Trading Symbol	SFLAX
SunAmerica Focused Alpha Large-Cap Fund | SunAmerica Focused Alpha Large-Cap Fund | Class C
Risk/Return:
Trading Symbol	SFLCX
SunAmerica Focused Alpha Large-Cap Fund | SunAmerica Focused Alpha Large-Cap Fund | Class W
Risk/Return:
Trading Symbol	SFLWX